Tax Status	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The IRS has determined and informed the Company by a letter dated April 20, 2016, that the Plan and underlying trust qualify under the applicable regulations of the IRC, as amended. Although the Plan has been amended since receiving the determination letter, the Plan administrator and legal counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC, and therefore believe that the Plan and related trust continue to be tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. As of December 31, 2025, the Plan has not taken any uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.